Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash (used in)/generated from operating activities	¥ 3,325,631	$ 509,675	¥ 2,889,369	¥ 3,111,438
Net cash generated from investing activities	(2,985,458)	(457,542)	(1,168,267)	(3,301,239)
Net cash (used in)/generated from financing activities	(546,967)	(83,825)	68,676	(543,968)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(17,556)	(2,690)	(13,250)	39,151
Net (decrease)/increase in cash and cash equivalents and restricted cash	(224,350)	(34,382)	1,776,528	(694,618)
Cash and cash equivalents and restricted cash at beginning of year	1,993,498	305,516	216,970	911,588
Cash and cash equivalents and restricted cash at end of year	1,769,148	271,134	1,993,498	216,970
Parent Company [Member]
Net cash (used in)/generated from operating activities	(1,188)	(182)	(498)	14,214
Net cash generated from investing activities	532,293	81,577	218,406	515,101
Net cash (used in)/generated from financing activities	(546,967)	(83,826)	68,676	(543,968)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(11,113)	(1,703)	3,602	1,040
Net (decrease)/increase in cash and cash equivalents and restricted cash	(26,975)	(4,134)	290,186	(13,613)
Cash and cash equivalents and restricted cash at beginning of year	308,354	47,257	18,168	31,781
Cash and cash equivalents and restricted cash at end of year	¥ 281,379	$ 43,123	¥ 308,354	¥ 18,168